Share-based compensation - Number and weighted-average exercise prices of share options under share option programs (Details)					12 Months Ended
	May 29, 2023 EUR (€) $ / shares	Dec. 31, 2022 EUR (€)	Jul. 01, 2022 $ / shares	Jul. 01, 2021 $ / shares	Jun. 30, 2024 $ / shares	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 $ / shares	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 $ / shares
Weighted Average Exercise Price
Total payout | €						€ 1,077,000		€ 369,000
Share Options (Alignment Grant)
Options
Options outstanding at beginning of period			6,407,675	6,478,761	6,197,415	6,407,675		6,478,761
exercised						210,260		71,086
Options outstanding at end of period						6,197,415		6,407,675
Weighted Average Exercise Price
Weighted average Exercise price of share options outstanding at beginning of period			$ 8.36	$ 8.30	$ 8.55		$ 8.36		$ 8.30
Exercised (in dollars per share)							5.79		5.79
Weighted average Exercise price of share options outstanding at end of period							8.55		8.36
Exercise price for outstanding stock options							8.55		$ 8.36
Average remaining contractual life						7 years 6 months
Employee Share Purchase Program
Weighted Average Exercise Price
Number granted	29,641
Grant date fair value | €	€ 4.00
Vesting On January 20, 2023 | Share Options (Alignment Grant)
Options
exercised						24,187
Weighted Average Exercise Price
Amount reclassified from equity and recognized as a cash-settled share-based payment liability | €		€ 1,545,000
Total payout | €						€ 57,000
Minimum | Share Options (Alignment Grant)
Weighted Average Exercise Price
Exercise prices for the share options outstanding							5.79
Maximum | Share Options (Alignment Grant)
Weighted Average Exercise Price
Exercise prices for the share options outstanding							$ 11.58